Corporate Transactions - Sale of Royalty Interest and Other Assets (Details) - Sandbox $ / shares in Units, $ in Thousands		12 Months Ended
	Jun. 28, 2022 $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Jun. 28, 2022 USD ($) $ / shares
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate		34.40%	0.00%
Gain on sale of assets		$ 8,507	$ 0
Number of units acquired in private placement financing (in shares) | shares		6,155,912
Total consideration		$ 3,300
Royalty Interest
Disclosure of detailed information about business combination [line items]
Number of shares acquired in sale of royalty interest (in shares) | shares	51,933,661
Proportion of ownership interest in associate	35.00%
Total fair value of consideration				$ 28,400
Sale of asset, consideration received, price per share (in dollars per share) | (per share)	$ 0.70			$ 0.54
Gain on sale of assets		$ 8,500
Percentage of net smelter returns to royalty		1.00%